Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2014
Short-Term and Long-Term Debt

14. Short-Term and Long-Term Debt

Short-term debt consists of borrowings from financial institutions, commercial paper and notes.

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2013 and 2014 are as follows:

March 31, 2013

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥164,046	0.4%
Short-term debt outside Japan, mainly from banks	104,542	3.3
Commercial paper in Japan	146,944	0.2
Commercial paper outside Japan	4,560	3.8
Notes in Japan	40	0.9
Notes outside Japan	594	4.3

	¥420,726	1.1

March 31, 2014

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥44,488	0.5%
Short-term debt outside Japan, mainly from banks	164,110	3.2
Commercial paper in Japan	89,958	0.2
Commercial paper outside Japan	11,035	3.9

	¥309,591	2.0

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2013 and 2014 are as follows:

March 31, 2013

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2014~2025	¥339,565	2.6%
Floating rate	2014~2027	1,233,059	1.1
Insurance companies and others:
Fixed rate	2014~2023	280,729	1.6
Floating rate	2014~2028	246,055	0.9
Unsecured bonds	2014~2021	1,173,902	1.8
Unsecured convertible bonds with stock acquisition rights	2014	50,289	1.0
Unsecured notes under medium-term note program	2014~2018	58,169	2.9
Payables under securitized lease receivables	2014~2019	160,163	0.9
Payables under securitized loan receivables and investment in securities	2014~2039	519,603	4.9

		¥4,061,534	2.0

March 31, 2014

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2015~2030	¥416,417	2.3%
Floating rate	2015~2030	1,475,384	1.1
Insurance companies and others:
Fixed rate	2015~2024	287,403	1.4
Floating rate	2017~2028	251,021	0.7
Unsecured bonds	2015~2024	1,128,788	1.9
Unsecured notes under medium-term note program	2016~2018	46,034	3.2
Payables under securitized lease receivables	2018~2019	122,723	0.8
Payables under securitized loan receivables and investment in securities	2018~2040	131,104	4.1

		¥3,858,874	1.6

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2014 is as follows:

Years ending March 31,	Millions of yen
2015	¥706,325
2016	766,654
2017	806,441
2018	697,123
2019	374,957
Thereafter	507,374

Total	¥3,858,874

For borrowings from banks, insurance companies and other financial institutions, and for bonds, interest payments are usually paid semi-annually and principal repayments are made upon maturity of the loan contracts or bonds. For medium-term notes, interest payments are mainly made semi-annually and principal is repaid upon maturity of the notes.

For unsecured convertible bond with stock acquisition rights, the Company issued series three unsecured convertible bond with stock acquisition rights of ¥150,000 million in December 2008. There were no balance of convertible bonds as of March 31, 2014.

During fiscal 2012, 2013 and 2014, the Company and certain subsidiaries recognized net amortization expenses of premiums and discounts of bonds and medium-term notes, and deferred issuance costs of bonds and medium-term notes in the amount of ¥3,999 million, ¥1,002 million and ¥618 million, respectively.

Total committed credit lines for the Company and its subsidiaries were ¥481,096 million and ¥469,747 million at March 31, 2013 and 2014, respectively, and, of these lines, ¥439,530 million and ¥427,225 million were available at March 31, 2013 and 2014, respectively. Of the available committed credit lines, ¥230,586 million and ¥282,609 million were long-term committed credit lines at March 31, 2013 and 2014, respectively.

Some of the debt and commitment contracts contain covenant clauses, and some of these include financial restrictions, such as maintenance of certain ORIX Corporation shareholders’ equity ratios. As of March 31, 2014, the Company and its subsidiaries were in compliance with such objective covenant requirements.

The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.

Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 11 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2014:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥96,083
Investment in securities	130,991
Other operating assets	61,784
Other assets	50,206

¥339,064

As of March 31, 2014, investment in securities of ¥27,238 million was pledged for primarily collateral deposits.

Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of March 31, 2014.